May 13, 2008

VIA EDGAR

Boulder Growth & Income Fund, Inc.
2344 Spruce Street, Suite A
Boulder, CO 80302
(303) 444-5483

Secretary
Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549
Attention: Vincent Di Stefano and Jeff Long

     Re: Boulder Growth & Income Fund Pre-Effective Registration Statement on Form N-2 (File Nos. 333-149535 & 811-02328)

Dear Mr. Di Stefano and Mr. Long:

     Pursuant to your telephone conversation with Joel Terwilliger of my office on Tuesday, May 13, 2008, we made the suggested revisions to the Boulder Growth & Income Fund, Inc.'s (the "Company") Form N-2. Thank you for your prompt response.

     Per Rule 461 under the Securities Act of 1933, the Company hereby requests that the effective date of the above-referenced Registration Statement be accelerated so that the Registration Statement may become effective by 12:00 p.m. Washington, D.C. time on Wednesday, May 14, 2008, or as soon thereafter as practicable.

     The Company acknowledges the following: (1) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (3) the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.



Very truly yours,

Boulder Growth & Income Fund, Inc.

By:

/s/ Stephen C. Miller

Stephen C. Miller
President